GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2015
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
NOTE 7 — GOODWILL AND INTANGIBLE ASSETS
The following tables present the carrying value of goodwill and the core deposit intangible at June 30, 2015:
June 30, 2015
Beginning at December 1, 2014 as adjusted	$2,593
Impairment	—
Balance at end of year	$2,593

An impairment analysis will be performed on goodwill in April 2016. Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value.
June 30, 2015
Core deposit intangible gross	$959
Accumulated amortization	(85)
Core deposit intangible net	$874

Amortization expense for the year ended June 30, 2015 was $85.
Estimated amortization expense for each of the next five years is as follows:
2016	$120
2017	102
2018	87
2019	74
2020	64